Document and Entity Information	May 13, 2020
Cover [Abstract]
Entity Registrant Name	OFFICE DEPOT INC
Amendment Flag	false
Entity Central Index Key	0000800240
Document Type	8-K
Document Period End Date	May 13, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-10948
Entity Tax Identification Number	59-2663954
Entity Address, Address Line One	6600 North Military Trail
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33496
City Area Code	(561)
Local Phone Number	438-4800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ODP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false